Ancora Trust
Ancora/Thelen Small-Mid Cap Fund
Schedule of Investments
September 30, 2024

	Shares	Value
Common Stocks - 96.75%

Aerospace & Defense - 2.21%
Vectrus, Inc. (a)	76,464	4,271,279
		4,271,279

Automobile Components - 1.04%
Phinia, Inc.	43,510	2,002,765
		2,002,765

Banks - 0.65%
First Internet Bancorp	36,490	1,250,147
		1,250,147

Beverages - 1.34%
Primo Water Corp.	102,107	2,578,202
		2,578,202

Building Products - 7.04%
Gibraltar Industries, Inc.	27,192	1,901,537
Fortune Brands Innovations, Inc.	72,223	6,466,125
Masterbrand, Inc.	281,738	5,223,423
		13,591,084

Capital Markets - 2.43%
Houlihan Lokey, Inc. Class A	13,976	2,208,488
Perella Weinberg Partners	80,175	1,548,179
Raymond James Financial, Inc.	7,593	929,839
		4,686,506

Commercial Services & Supplies - 1.87%
RB Global, Inc.	24,810	1,996,957
Vestis Corp.	33,562	500,074
Viad Corp. (a)	31,120	1,115,030
		3,612,060

Communication Equipment - 1.81%
IAC/InterActive Corp. (a)	64,721	3,483,284
		3,483,284

Construction & Engineering - 4.92%
APi Group Corp. (a) (c)	133,837	4,419,298
Arcosa, Inc.	35,669	3,379,994
Centuri Holdings, Inc.	64,710	1,045,067
Orion Group Holdings, Inc. (a)	111,102	641,059
		9,485,417

Diversified Consumer Services - 1.57%
Frontdoor, Inc.	63,230	3,034,408
		3,034,408

Diversified Financial Services - 2.43%
Cannae Holdings, Inc. (a)	108,736	2,072,508
Jackson Financial, Inc.	28,589	2,608,174
		4,680,683

Electronic Equipment, Instruments & Components - 1.98%
Powerfleet, Inc.	144,418	722,090
Vontier Corp.	92,000	3,104,080
		3,826,170

Energy Equipment & Services - 2.92%
Helix Energy Solutions Group, Inc. (a)	299,459	3,323,995
Newpark Resources, Inc.	332,230	2,302,354
		5,626,349

Entertainment - 0.63%
Lions Gate Entertainment-B (a)	69,660	482,047
Madison Square Garden Entertainment Corp. (a)	17,430	741,298
		1,223,345

Equity Real Estate Investment Trusts - 6.78%
Alpine Income Property Trust, Inc.	110,849	2,017,452
CTO Realty Growth, Inc.	89,978	1,711,382
Howard Hughes Holdings, Inc. (a)	68,870	5,332,604
Postal Realty Trust, Inc.	60,028	878,810
PotlatchDeltic Corp.	69,574	3,134,309
		13,074,556

Financial Services - 1.57%
PROG Holdings, Inc.	21,790	1,056,597
Paysafe Ltd. (a)	87,887	1,971,305
		3,027,903

Food Products - 4.08%
Kellanova	36,471	2,943,574
Nomad Foods Ltd. (a)	186,190	3,548,781
TreeHouse Foods, Inc.	32,700	1,372,746
		7,865,102

Gas Utilities - 0.8%
UGI Corp.	22,840	571,457
RGC Resources, Inc.	42,955	969,494
		1,540,951

Health Care Equipment & Supplies - 2.77%
Embecta Corp.	31,330	441,753
Enovis Corp. (a)	74,881	3,223,627
Solventum Corp.	8,510	593,317
Varex Imanging Corp.	64,530	769,198
ZimVie, Inc.	20,000	317,400
		5,345,295

Health Care Providers & Services - 2.47%
Encompass Health Corp.	18,060	1,745,318
Talkspace, Inc.	72,900	152,361
The Pennant Group, Inc. (a)	80,492	2,873,564
		4,771,244

Hotels, Restaurants, & Leisure - 5.83%
Aramark	122,240	4,734,355
Denny's Corp.	301,980	1,947,771
Genius Sports LTD	4,000	31,360
Potbelly Corp.	122,257	1,019,623
Travel N Leisure Co.	27,432	1,264,067
Wyndham Hotels & Resorts, Inc.	28,691	2,241,915
		11,239,091

Household Durables - 1.03%
Cavco Industries, Inc. (a)	2,646	1,133,123
Helen of Troy Ltd.	13,700	847,345
		1,980,468

Household Products - 0.83%
Spectrum Brands Holdings, Inc.	16,830	1,601,206
		1,601,206

IT Services - 2.94%
Conduent, Inc.	336,803	1,357,316
Kyndryl Holding, Inc. (a)	187,761	4,314,748
		5,672,064

Independent Power and Renewable - 1.15%
Vistra Energy Corp.	9,675	1,146,875
Talen Energy Corp.	6,050	1,078,352
		2,225,227

Insurance - 1.67%
F&G Annuities & Life, Inc.	72,152	3,226,637
		3,226,637

Life Sciences Tools & Services - 0.18%
Fortrea Holdings, Inc.	17,580	351,600
		351,600

Machinery - 9.11%
Atmus Filtration Technologies, Inc.	119,530	4,485,961
Crane Co.	25,267	3,999,261
Crane NXT Co.	103,874	5,827,331
ESAB Corp.	1	106
Pentair plc	8,560	837,082
Mayville Engineering Co., Inc. (a)	80,216	1,690,953
The Gorman-Rupp Co.	18,750	730,313
		17,571,008

Materials - 0.58%
Vox Royalty Corp.	56,976	172,068
Sandstorm Gold Ltd.	158,310	949,860
		1,121,928

Media - 4.28%
Advantage Solutions, Inc. (a)	328,612	1,127,139
Atlanta Braves Holdings, Inc. (a)	50,835	2,023,233
National CineMedia, Inc. (a)	619,941	4,370,584
Sirius XM Holdings, Inc.	30,807	728,586
		8,249,542

Multi-Utilities - 3.67%
MDU Resources Group, Inc.	258,526	7,086,198
		7,086,198

Oil, Gas & Consumable Fuels - 2.63%
DT Midstream, Inc.	40,777	3,207,519
Vitesse Energy, Inc.	77,686	1,866,018
		5,073,537

Real Estate Management & Development - 0.94%
Seaport Entertainment Group, Inc.	64,493	1,768,398
Seaport Entertainment Group, Inc. Rights	16,994	50,132
		1,818,530

Paper & Forest Products - 0.15%
Clearwater Paper Corporation	10,000	285,400
		285,400

Professional Services - 1.56%
Alight, Inc. Class A (a)	62,573	463,040
Amentum Holdings, Inc.	7,770	250,583
Dun & Bradstreet Holdings, Inc.	74,340	855,653
Resources Connection, Inc.	42,890	416,033
Jacobs Solutions, Inc.	7,770	1,017,093
		3,002,402

Software - 1.53%
Red Violet, Inc.	50,270	1,430,182
NCR Voyix Corp. (a)	112,044	1,520,437
		2,950,619

Specialty REITs - 2.29%
DiamondRock Hospitality Co.	64,650	564,395
Rayonier, Inc.	119,460	3,844,223
		4,408,617

Specialty Retail - 0.27%
Monro, Inc.	17,920	517,171
		517,171

Technology Harware, Storage & Peripheral - 0.57%
Diebold Nixdorf, Inc. (a)	24,687	1,102,521
		1,102,521

Textiles, Apparel & Luxury Goods - 1.05%
Wolverine World Wide, Inc.	116,820	2,035,004
		2,035,004

Thrifts & Mortgage Finance - 1.02%
Federal Agricultural Mortgage Corp.	10,485	1,964,994
		1,964,994

Trading Companies & Distributors - 0.51%
Distribution Solutions Group, Inc.	25,749	991,594
		991,594

Utilities - 1.66%
NorthWestern Energy Group, Inc.	56,030	3,206,037
		3,206,037

TOTAL COMMON STOCKS (Cost $141,803,967)		186,658,143

Money Market Funds - 3.28%
Federated Hermes Government Obligations Fund - Institutional Class 5.18% (b)	6,326,515	6,326,515
		6,326,515

TOTAL MONEY MARKET FUNDS (Cost $6,326,515)		6,326,515

TOTAL INVESTMENTS (Cost $148,130,482) - 100.03%		192,984,659

Liabilities In Excess of Other Assets - (0.03)%		(50,588)

TOTAL NET ASSETS - 100.00%		192,934,070

(a) Non-income producing security
(b) Variable rate security; the coupon rate shown represents the 7-day yield as of 09 30, 2024.
(c) ADR - American Depository Receipt

Security Valuation Note (unaudited)

The value of each portfolio instrument held by the Funds is determined by using market prices.  Market prices may be determined on the basis of prices furnished by a pricing service.  If market quotations are not readily available or if an event occurs after the close of the exchange on which the Funds’ portfolio securities are principally traded, which, in the Advisor’s opinion has materially affected the price of those securities, the Funds may use fair value pricing procedures established by the Board of Trustees to determine fair value of such securities.  When fair value pricing is employed, the prices of securities used by the Funds to calculate their net asset value may differ from quoted or published prices of the same securities.

In September 2006, FASB issued Statement on Financial Accounting Standards (SFAS) No. 157 "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. In accordance with SFAS No. 157, fair value is defined as the price that would be received by the Fund upon selling an asset or paid by the Fund to transfer a liability in an orderly transaction between market participants at the measurement date. In the absence of a principal market for the asset or liability, the assumption is that the transaction occurs on the most advantageous market for the asset or liability. SFAS No. 157 established a three-tier fair value hierarchy that prioritizes the assumptions, also known as "inputs", to valuation techniques used by market participants to measure fair value. The term "inputs" refers broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The valuation techniques used to measure fair value should maximize the use of observable inputs and minimize the use of unobservable inputs. The three-tier hierarchy of inputs is (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) and Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The following is a summary of the inputs used as of September 30, 2024 in valuing the Fund's assets carried at fair value:

Ancora/Thelen Small-Mid Cap Fund

Valuation Inputs	Investments In Securities	Other Financial Inputs
Level 1 - Quoted Prices	$ 192,984,658.61	- 0 -
Level 2 - Significant Other Observable Inputs	- 0 -	- 0 -
Level 3 - Significant Unobservable Inputs	- 0 -	- 0 -
Total	$ 192,984,658.61	- 0 -